Other receivables - Schedule of other receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Trade and other current payables [abstract]
Sales tax recoverable	$ 134,717	$ 1,529,828	$ 739,257
Rent receivable	0	9,772	6,263
Other	26,625	17,702	0
Total trade and other receivables	$ 161,342	$ 1,557,302	$ 745,520